UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Connecticut - 93.4%	Bank of America AUSTIN Trust, Connecticut State Health and
	Educational Facilities Authority Revenue Bonds, VRDN, Series 2008-352,
	1.57%, 7/01/13 (a)(b)	$ 19,870	$ 19,870,000

	Bank of America AUSTIN Trust, Connecticut State Revenue Bonds,
	VRDN, Series 2008-1080, 1.57%, 7/01/42 (a)(b)	5,000	5,000,000

	Brookfield, Connecticut, GO, BAN, 3.50%, 9/15/08	1,000	1,001,562

	Connecticut State Development Authority, IDR (Cheshire CPL LLC),
	VRDN, AMT, 1.60%, 12/01/22 (a)	2,100	2,100,000

	Connecticut State Development Authority, IDR (Reflexite Corporation
	Project), VRDN, Series A, 1.60%, 8/01/13 (a)	1,300	1,300,000

	Connecticut State Development Authority, IDR (Reflexite Corporation
	Project), VRDN, Series B, 1.60%, 8/01/13 (a)	1,415	1,415,000

	Connecticut State Development Authority, IDR, Refunding (The Energy
	Network), VRDN, AMT, 1.60%, 9/01/25 (a)	5,500	5,500,000

	Connecticut State Development Authority Revenue Bonds (Solid Waste
	Project - Rand-Whitney Container Board), VRDN, AMT, 1.64%,
	8/01/23 (a)	11,435	11,435,000

	Connecticut State Development Authority, Water Facilities Revenue
	Refunding Bonds (Connecticut Water Company Project), VRDN, AMT,
	Series A, 1.59%, 7/01/28 (a)	1,250	1,250,000

	Connecticut State Development Authority, Water Facilities Revenue
	Refunding Bonds (Connecticut Water Company Project), VRDN, Series A,
	1.49%, 9/01/28 (a)	1,150	1,150,000

	Connecticut State, GO, FLOATS, VRDN, Series 2694,
	1.53%, 6/01/18 (a)(b)	16,695	16,695,000

	Connecticut State, GO, PUTTERS, VRDN, Series 320,
	1.55%, 11/15/20 (a)(b)	6,560	6,560,000

	Connecticut State, GO, PUTTERS, VRDN, Series 2111,
	1.60%, 12/15/16 (a)(b)	5	5,000

	Connecticut State, GO, PUTTERS, VRDN, Series 2956,
	1.55%, 4/15/16 (a)(b)	10,240	10,240,000

	Connecticut State, GO, PUTTERS, VRDN, Series 3009,
	1.58%, 4/15/16 (a)(b)	5,190	5,190,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
CP	Commercial Paper	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation Bonds	TOCS	Tender Option Certificates
HFA	Housing Finance Agency	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut State, GO, ROCS, VRDN, Series II-R-10174, 1.53%,
11/15/11 (a)(b)	$ 4,000	$ 4,000,000

Connecticut State, GO, ROCS, VRDN, Series II-R-10274, 1.52%,
11/15/11 (a)(b)	4,540	4,540,000

Connecticut State, GO, Refunding, FLOATS, VRDN, Series 2683, 1.53%,
12/15/20 (a)(b)	11,535	11,535,000

Connecticut State, GO, VRDN, Series A, 1.57%, 2/15/21 (a)	800	800,000

Connecticut State, HFA, Housing Revenue Bonds (CIL Realty, Inc.),
VRDN, 1.45%, 7/01/32 (a)	1,600	1,600,000

Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance
Program), VRDN, AMT, Series D, 1.72%, 11/15/24 (a)	7,795	7,795,000

Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance
Program), VRDN, AMT, Sub-Series A-4, 1.70%, 11/15/35 (a)(c)	20,000	20,000,000

Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance
Program), VRDN, AMT, Sub-Series B-3, 1.70%, 11/15/38 (a)(d)	14,500	14,500,000

Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance
Program), VRDN, AMT, Sub-Series E-5, 3.10%, 11/15/35 (a)(c)	5,700	5,700,000

Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance
Program), VRDN, Sub-Series D-4, 1.80%, 11/15/34 (a)(c)	13,165	13,165,000

Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage
Finance Program), VRDN, AMT, Sub-Series B-4, 4.75%, 5/15/32 (a)(c)	11,500	11,500,000

Connecticut State Health and Educational Facilities Authority, CP,
1.57%, 8/06/08	5,000	5,000,000

Connecticut State Health and Educational Facilities Authority, CP,
1.60%, 10/01/08	5,000	5,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Avon Old Farms School Inc.), VRDN, Series A, 1.48%,
7/01/34 (a)	3,195	3,195,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Central Connecticut Coast YMCA), VRDN, Series A, 1.45%,
7/01/33 (a)	3,990	3,990,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Charlotte Hungerford), VRDN, Series C, 1.50%,
7/01/13 (a)	1,135	1,135,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds, FLOATS, VRDN, Series 2546,
1.53%, 7/01/42 (a)(b)	10,220	10,220,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Adult Day Care), VRDN, Series A, 1.56%,
7/01/36 (a)	4,030	4,030,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Boys and Girls Club), VRDN, Series A,
1.57%, 7/01/33 (a)	5,165	5,165,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Family YMCA), VRDN, Series A, 1.56%,
7/01/35 (a)	7,165	7,165,000

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Hospital), VRDN, Series C,
1.60%, 7/01/26 (a)	$ 11,520	$ 11,520,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Hartford Hospital), VRDN, Series B,
1.48%, 7/01/30 (a)	5,000	5,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Health Care Capital Asset), VRDN, Series A-1, 1.48%,
7/01/31 (a)	14,880	14,880,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Health Care Capital Asset), VRDN, Series B-1, 1.52%,
7/01/38 (a)	10,000	10,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (The Hotchkiss School), VRDN, Series A, 1.57%,
7/01/30 (a)	5,640	5,640,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (King & Low-Heywood Thomas School), VRDN, Series A, 1.57%,
7/01/33 (a)	10,365	10,365,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Klingberg Family Center), VRDN, Series A, 1.50%,
7/01/32 (a)	5,035	5,035,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Lawrence & Memorial Hospital), VRDN, Series E,
1.60%, 7/01/34 (a)	10,505	10,505,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Masonicare Corporation), VRDN, Series D, 1.55%,
7/01/37 (a)	9,790	9,790,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Middlesex Hospital), VRDN, Series J,
1.47%, 7/01/26 (a)	1,410	1,410,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Rectory School), VRDN, Series A, 1.57%, 7/01/30 (a)	6,340	6,340,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (University of New Haven), VRDN, AMT, Series E,
1.44%, 7/01/35 (a)	7,090	7,090,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Wesleyan University), VRDN, Series E, 1.50%,
7/01/38 (a)	6,000	6,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (The Whitby School), VRDN, Series A,
1.45%, 7/01/21 (a)	2,450	2,450,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series T-2,
1.45%, 7/01/29 (a)	10,500	10,500,000

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series U, 1.45%, 7/01/33 (a)	$ 43,700	$ 43,700,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series U-2,
1.27%, 7/01/33 (a)	3,000	3,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series X-2,
1.27%, 7/01/37 (a)	7,700	7,700,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series Y-3,
1.45%, 7/01/35 (a)	3,890	3,890,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Ascension Health Credit Group), VRDN, Series B,
1.43%, 11/15/29 (a)	1,120	1,120,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Choate Rosemary Hall Foundation), VRDN, Series D,
1.20%, 7/01/37 (a)	5,870	5,870,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Danbury Hospital), VRDN, Series J, 1.50%,
7/01/36 (a)	15,000	15,000,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Eagle Hill School), VRDN, Series A, 1.56%,
7/01/35 (a)	5,765	5,765,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Gaylord Hospital Inc.), VRDN, Series B, 1.48%,
7/01/37 (a)	12,025	12,025,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Kingswood-Oxford School), VRDN, Series B, 1.45%,
7/01/30 (a)	4,855	4,855,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Pierce Memorial Baptist Home), VRDN, Series A,
1.40%, 7/01/42 (a)	6,575	6,575,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Saint Joseph College), VRDN, Series B,
1.59%, 7/01/38 (a)	10,000	10,000,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Wesleyan University), SAVRS, VRDN, Series D, 1.30%,
7/01/35 (a)	14,000	14,000,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Yale - New Haven Hospital), VRDN, Series L2, 1.45%,
7/01/36 (a)	8,500	8,500,000

Connecticut State, Special Tax Obligation Revenue Bonds, ROCS, VRDN,
Series II-R-3074, 1.81%, 8/01/27 (a)(b)(c)	6,525	6,525,000

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Connecticut State, Special Tax Obligation Revenue Bonds
	(Transportation Infrastructure), VRDN, Second Lien, Series 1, 1.45%,
	12/01/10 (a)(d)	$ 6,500	$ 6,500,000

	Greenwich, Connecticut, GO, BAN, 3.50%, 1/29/09	25,000	25,213,875

	Groton Township, Connecticut, GO, BAN, Lot A, 3.75%, 10/29/08	8,925	8,935,681

	Guilford, Connecticut, GO, BAN, 3.875%, 9/23/08	10,185	10,193,562

	Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue
	Refunding Bonds (Underwood Tower Project), VRDN,
	1.48%, 6/01/20 (a)(d)	14,145	14,145,000

	Hartford County, Connecticut, Metropolitan District, GO, 3.125%,
	6/01/09	4,000	4,048,103

	Manchester, Connecticut, GO, Refunding, Temporary Notes, 4%,
	7/02/08	6,270	6,270,093

	Milford, Connecticut, GO, BAN, 2.25%, 11/05/08	13,430	13,457,762

	New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at
	Waveny Care Center), VRDN, 1.52%, 1/01/22 (a)	3,135	3,135,000

	New Haven, Connecticut, CP, 1.48%, 8/12/08	3,060	3,060,000

	New Haven, Connecticut, CP, 1.65%, 9/02/08	6,580	6,580,000

	New Haven, Connecticut, CP, 1.55%, 10/01/08	2,530	2,530,000

	New Haven, Connecticut, CP, 1.65%, 10/09/08	4,260	4,260,000

	Old Lyme, Connecticut, GO, BAN, 3%, 10/30/08	4,400	4,407,519

	Trumball, Connecticut, GO, BAN, 4%, 9/10/08	6,000	6,003,977

			612,537,134

Puerto Rico - 6.1%	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Obligation Refunding Bonds, TOCS, Series 2,
	1.55%, 10/01/23 (a)(b)	10,485	10,485,000

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding,
	VRDN, Series A-2, 1.57%, 7/01/29 (a)(d)	7,700	7,700,000

	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	15,000	15,010,241

	Puerto Rico Electric Power Authority, Power Revenue Bonds, PUTTERS,
	VRDN, Series 164, 1.55%, 7/01/10 (a)(b)(d)	2,275	2,275,000

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	PUTTERS, VRDN, Series 1830, 1.63%, 1/01/15 (a)(b)(d)	3,500	3,500,000

	Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN,
	Series 805, 1.61%, 8/01/27 (a)(b)(d)	1,200	1,200,000

			40,170,241

	Total Investments (Cost - $652,707,375*) - 99.5%		652,707,375
	Other Assets Less Liabilities - 0.5%		3,047,841

	Net Assets - 100.0%	$ 655,755,216

	* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	AMBAC Insured.

(d)	FSA Insured.

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 652,707,375
Level 3	-

Total	$ 652,707,375

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008